US SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


 1.  Name and Address of Issuer:
                          Landmark Fixed Income Funds
                          6 St. James Avenue, 9th Floor
                          Boston, Massachusetts 02116

 2. Name of each series or class of funds for which this notice is filed:

                          Landmark U.S. Government Income Fund

 3.  Investment Company Act File Number:

                          811-5033

     Securities Act File Number:
                          33-6540

 4.  Last day of fiscal year for which this notice is filed:

                          December 31, 1995

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                          [  ]

 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

               324,420.11 shares         $3,133,898.26

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

               2,948,345.678 shares      $28,481,019.25

 9. Number and aggregate sale price of securities sold during the fiscal year:

               311,520.605 shares        $3,008,075.85

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               0 shares                  $0.00

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                238,987.936 shares       $2,295,398.59


12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold
           during the fiscal year in reliance on
           rule 24f-2 (from Item 10):
                                                                $           0.00

     (ii)  Aggregate  price of  shares  issued  in
           connection  with dividend  reinvestment
           plans (from Item 11, if applicable):              +  $   2,295,398.59

     (iii) Aggregate  price of shares  redeemed or
           repurchased  during the fiscal year (if
           applicable):                                      -  $   2,295,398.59


     (iv)  Aggregate  price of shares  redeemed or
           repurchased  and previously  applied as
           a reduction to filing fees  pursuant to
           rule 24e-2 (if applicable)                        +   _______________

     (v)   Net aggregate price of securities sold
           and issued during the fiscal year in
           reliance on rule 24f-2 [line (i), plus
           line (ii), less line (iii), plus line
           (iv)] (if applicable):                               $           0.00

     (vi)  Multiplier  prescribed  by Section 6(b)
           of the  Securities Act of 1933 or other
           applicable   law  or  regulation   (see            X       0.00034483
           Instruction C.6):

     (vii) Fee  due   [line   (i)  or   line   (v)
           multiplied by line (vi)]:
                                                                            0.00
                                                                ================

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                          [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                               Signatures

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

     By (Signature and Title)*:     John R. Elder
                                    John R. Elder, Treasurer
     Date:                          February 27, 1996

  *Please print the name and title of the signing officer below the signature.